Non-current assets held for sale and discontinued operations - Cash flows (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 30, 2019	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Cash flows from operating activities:
(Loss) profit for the year		$ (285,640)	$ 24,573	[1]	$ (5,822)	[1]
Adjustments to reconcile net profit (loss) to net cash provided by operating activities:
Income tax expense (benefit)		(40,528)	24,235		(14,821)
Depreciation and amortization charges, operating allowances and write-downs		123,024	119,137		104,529
Gain on disposal of discontinued operations		(85,101)
Changes in operating assets and liabilities:
Decrease (increase) in inventories		91,531	(101,024)		(16,274)
Other changes in operating assets and liabilities		(45,878)	(25,901)		(12,251)
Income tax paid		(3,589)	(36,408)		(26,764)
Interest paid		(43,033)	(43,018)		(39,130)
Net cash (used) provided by operating activities		(74,227)	73,777		150,375
Payments due to investments:
Property, plant and equipment		(32,445)	(106,136)		(74,616)
Net cash provided (used) by investing activities		165,910	(85,875)		(74,818)
Cash flows from financing activities:
Other inflows (outflows) of cash, classified as financing activities		(26,631)	(13,880)		(24,319)
Net cash (used) provided by financing activities		(180,972)	53,303		(113,397)
Total net cash flows for the year		(89,289)	41,205		(37,840)
Beginning balance of cash and cash equivalents		216,647	184,472		196,982
Ending balance of cash and cash equivalents		123,175	216,647		184,472
Spanish Hydroelectric Business, Disposal Group And Discontinued Operation
Cash flows from operating activities:
(Loss) profit for the year		84,637	9,464
Adjustments to reconcile net profit (loss) to net cash provided by operating activities:
Income tax expense (benefit)		1,015	3,776
Depreciation and amortization charges, operating allowances and write-downs		2,830	5,300
Net finance expense		6,433	4,440		4,143
Gain on disposal of discontinued operations	$ (85,102)	(85,102)
Changes in operating assets and liabilities:
Decrease (increase) in trade and other receivables		(10,341)	3,280
Decrease (increase) in inventories		2	3
Increase / (Decrease) in accounts payable		89	(1,826)
Other changes in operating assets and liabilities		69,243	(5,218)
Interest paid		(2,307)	(962)
Net cash (used) provided by operating activities		66,499	18,257
Payments due to investments:
Property, plant and equipment		(126)	(6,135)
Net cash provided (used) by investing activities		(126)	(6,135)
Cash flows from financing activities:
Other inflows (outflows) of cash, classified as financing activities		(66,457)	(12,355)
Net cash (used) provided by financing activities		(66,457)	(12,355)
Total net cash flows for the year		(84)	(233)
Beginning balance of cash and cash equivalents		108	341
Ending balance of cash and cash equivalents		$ 24	$ 108		$ 341

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations.